Securities	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $16,764 million ($13,641 million as at October 31, 2022) are comprised of $6,510 million mandatorily measured at fair value and $10,254 million investment securities held by insurance subsidiaries designated at fair value ($4,410 million and $9,231 million, respectively, as at October 31, 2022).
Our fair value through other comprehensive income (FVOCI) securities totalling $56,519 million ($43,561 million as at October 31, 2022), are net of an allowance for credit losses of $3 million ($3 million as at October 31, 2022).
Amortized cost securities totalling $122,102 million ($106,590 million as at October 31, 2022), are net of an allowance for credit losses of $3 million ($3 million as at October 31, 2022).

Amortized Cost Securities
The following table summarizes the carrying value and fair value for amortized cost debt securities:

(Canadian $ in millions)	April 30, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	6,351	6,355	7,136	7,129
Canadian provincial and municipal governments	5,597	5,617	5,588	5,583
U.S. federal government	58,221	52,797	59,245	51,717
U.S. states, municipalities and agencies	187	190	109	105
Other governments	1,123	1,141	1,387	1,377
NHA MBS, U.S. agency MBS and CMO (1)	48,847	45,400	31,013	26,864
Corporate debt	1,776	1,734	2,112	2,057
Total	122,102	113,234	106,590	94,832

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

  The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	April 30, 2023				October 31, 2022
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	15,816	92	90	15,818	12,498	11	208	12,301
Canadian provincial and municipal governments	4,901	39	80	4,860	4,724	6	159	4,571
U.S. federal government	5,581	38	187	5,432	3,403	-	293	3,110
U.S. states, municipalities and agencies	5,152	13	99	5,066	3,863	5	154	3,714
Other governments	7,216	35	41	7,210	6,532	4	125	6,411
NHA MBS, U.S. agency MBS and CMO	14,791	22	215	14,598	9,572	13	317	9,268
Corporate debt	3,435	5	62	3,378	4,203	25	195	4,033
Corporate equity	126	31	-	157	122	31	-	153
Total	57,018	275	774	56,519	44,917	95	1,451	43,561
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
FVOCI	644	94	1,123	190
Amortized cost	884	300	1,415	472
Total	1,528	394	2,538	662
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
FVTPL securities	15	95	77	197
FVOCI securities - realized gains (losses) (1)	23	(9)	34	27
Impairment loss	(2)	-	-	-
Securities gains, other than trading	36	86	111	224

(1)	Gains (losses) are net of (losses) gains on hedge contracts.
Interest and dividend income and gains (losses) on securities held in our Insurance business are recorded in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income. These include:
•
Interest and dividend income of $109 million and $217 million for the three months and six months ended April 30, 2023
,
respectively ($95 million and $190
million for the three and six months ended April 30, 2022, respectively). Interest income is calculated using the effective interest method;

•
Gains (losses) from securities designated as FVTPL of $49 million and $609 million for the three months and six months ended April 30, 2023, respectively ($(1,111) million and $(1,354)
million for the three and six months ended April 30, 2022, respectively); and

•	Realized gains from FVOCI securities were $1 million for the three and six months ended April 30, 2023, respectively ($nil million for the three and six months ended April 30, 2022, respectively).